Intangible Assets Including Goodwill (Details 2) (USD $) In Millions, unless otherwise specified	12 Months Ended
Dec. 31, 2011
Future amortization expense, by year
2012	$ 1,113
2013	840
2014	516
2015	340
2016	303
Capitalized software
Future amortization expense, by year
2012	480
2013	250
2014	70
Acquired intangibles
Future amortization expense, by year
2012	634
2013	590
2014	446
2015	340
2016	$ 303